STOCK BASED COMPENSATION	12 Months Ended
Nov. 30, 2013
STOCK BASED COMPENSATION [Text Block]

NOTE 5 – STOCK BASED COMPENSATION

1.	Global Share Incentive Plan:

On May 23, 2012 the Company's board of directors adopted the global share incentive plan (2012) ("Global Share Incentive Plan (2012)"). Under the Global Share Incentive Plan (2012) 12,000,000 shares of common stock have been reserved for the grant of options, which may be issued at the discretion of the Company's board of directors from time to time. Under this plan, each option is exercisable into one share of common stock of the Company.

The options may be exercised after vesting and in accordance with the vesting schedule which will be determined by the Company's board of directors for each grant. The maximum contractual life term of the options is 10 years.

The fair value of each stock option grant is estimated at the date of grant using the Black and Scholes option pricing model. The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry historical volatility, by statistical analysis of the daily share pricing model. The expected term is equal to the contractual life, based on management estimation for the expected dates of exercising of the options.

2.

On February 2, 2012, 2,781,905 options were granted to Prof. Sara Ferber, the Company's Chief Scientific Officer, at an exercise price of $0.0001 per share. The options vest in twelve equal monthly installments from the date of grant and expire on February 2, 2022. The fair value of these options on the date of grant was $1,557,867 using the Black and Scholes option-pricing model.

3.

On February 2, 2012, 2,781,905 options were granted to Mr. Jacob BenArie, the Company's CEO, at an exercise price of $0.69 per share, the options vest in twelve equal quarterly installments from the date of grant and expire on February 2, 2022. The fair value of these options as of the date of grant was $1,404,819 using the Black and Scholes option-pricing model.

4.

On June 4, 2012, 471,200 options were granted to Mr. Guy Yachin, the Company's member of the board of directors, at an exercise price of $0.85 per share, the options vest in five equal annual installments from the date of grant and expire on June 4, 2022. The fair value of these options as of the date of grant was $363,478 using the Black and Scholes option-pricing model.

5.

On July 8, 2012, 706,890 options were granted to Mr. Yaron Eldar, the Company's member of the board of directors, at an exercise price of $0.79 per share, the options vest in five equal annual installments from the date of grant and expire on July 8, 2022. The fair value of these options as of the date of grant was $506,635 using the Black and Scholes option-pricing model.

6.

On July 10, 2012, 3,338,285 options were granted to Ms. Vered Kaplan, the Company's Chairman of the Board at an exercise price of $0.001 per share, the options vest in two equal annual installments from the date of grant and expire on February 2, 2022. The fair value of these options as of the date of grant was $2,935,496 using the Black and Scholes option-pricing model.

7.

On July 8, 2012, 235,630 options were granted to Ms. Etti Hanochi, the Company's member of the board of directors, at an exercise price of $0.79 per share, the options vest in five equal annual installments from the date of grant and expire on July 8, 2022. The fair value of these options as of the date of grant was $171,207 using the Black and Scholes option-pricing model.

8.

On July 16, 2013, 250,000 options were granted to Dr. David Sidransky, the Company's member of the board of directors at an exercise price of $0.75 per share, the options vest in five equal annual installments from the date of grant and expire on July 16, 2023. The fair value of these options as of the date of grant was $167,561 using the Black and Scholes option-pricing model.

9.

On October 23, 2013, 255,413 options were granted to Sav DiPasquale, the Company's CEO at an exercise price of $0.001 per share, the options are fully vested on the date of grant and expire on October 23, 2023. The fair value of these options as of the date of grant was $165,850 using the Black and Scholes option-pricing model.

According to Mr. Sav DiPasquale's employment agreement, Mr. DiPasquale is entitled to 1,473,537 shares, which will be issued on each of the first, second, third and fourth anniversaries of the date of the employment agreement. The fair value of these shares as of the date of grant was $869,387. For further information regarding the options granted see note 14(3).

The fair value of each option grant is estimated on the date of grant using the Black Scholes option-pricing model with the following assumptions:

	For options granted during the
	year ended
	November 30,
	2013	2012
Expected option life (years)	10.0	10.0
Expected stock price volatility (%)	96.5 - 98.8	104 - 105
Risk free interest rate (%)	2.51 - 2.55	1.53 - 1.86
Expected dividend yield (%)	0.0	0.0

A summary of the Company's stock option granted to employees and directors as of November 30, 2013 and November 30, 2012 and changes for the years then ended is presented below:

	2013		2012
		Weighted		Weighted
	Number	Average	Number	Average
	Of	exercise	of	exercise
	Options	price	options	price
		$		$
Options outstanding at the
beginning of the year	10,315,815	0.297	-	-
Changes during the year:
Granted	1,978,950	0.96	10,315,815	0.297
Expired	-	-	-	-
Options outstanding at end of the year	12,294,765	0.265	10,315,815	0.297
Options exercisable at end of the year	6,611,982	0.20	2,781,905	0.17

Costs incurred in respect of stock based compensation for employees and directors, for the years ended November 30, 2013 and November 30, 2012 were $2,795,655 and $2,976,922, respectively. As of November 30, 2013, there were $1,703,987 of unrecognized compensation costs related to non-vested employees and directors stock options, to be recorded over the next 2.4 years.

The following table presents summary information concerning the options granted to employees and directors outstanding as of November 30, 2013:

		Weighted average
	Number of	remaining	Weighted average
Exercise	outstanding	contractual	Exercise	Aggregate
Prices	options	Life	price	intrinsic value
$		Years	$	$
0.0001	2,781,905	8.17	0.0001	1,947,055
0.001	5,067,235	8.52	0.001	3,541,997
0.69	2,781,905	8.17	0.69	27,819
0.75	250,000	9.62	0.75	-
0.79	942,520	8.62	0.79	-
0.85	471,200	8.51	0.85	-
	12,294,765	8.39	0.265	5,516,871

The following table presents summary of information concerning the options exercisable as of November 30, 2013:

	Number of
Exercise	exercisable	Total
prices	options	Exercise value

$		$
0.0001	2,781,905	278
0.001	1,924,556	1,925
0.69	1,622,778	1,119,717
0.79	188,504	148,918
0.85	94,240	80,104
	6,611,982	1,350,942

Options granted to non-employees:

1.

On April 14, 2012, 471,200 options were granted to Dr. G. Alexander (Zan) Fleming, the Company's advisor, at an exercise price of $1.40 per share. The options vest in five equal annual installments from the date of grant and expire on April 14, 2022. The fair value of these options as of the date of grant is $564,907 using the Black and Scholes option-pricing model.

2.

On June 4, 2012, 706,904 options were granted to Mr. Dov Weinberg, the Company's CFO, at an exercise price of $0.69 per share. The options vest in four equal semi - annual installments from the date of grant and expire on February 2, 2022. The fair value of these options as of the date of grant is $500,678 using the Black and Scholes option-pricing model.

3.

On November 21, 2012, 100,000 options were granted to Camillo Ricordi, a consultant for the Company, at an exercise price of $0.61 per share. The options vest in five equal annual installments from the date of grant and expire on November 21, 2022. The fair value of these options as of the date of grant is $64,513 using the Black and Scholes option-pricing model.

4.

On August 2, 2013, 100,000 options were granted to Prof. Skyler , one of the Company's board advisors, at an exercise price of $0.96 per share. The options vest in five equal annual installments from the date of grant and expire on April 4, 2023. The fair value of these options as of the date of grant was $65,620 using the Black and Scholes option-pricing model.

The fair value of each option grant is estimated on the date of grant using the Black Scholes option-pricing model with the following assumptions:

	For options granted	For options granted
	during the year	during the year
	ended	ended
	November 30	November 30,
	2013	2012
Expected option life (years)	10.0	10.0
Expected stock price volatility (%)	97.1	104 - 110
Risk free interest rate (%)	2.63	1.51 - 1.62
Expected dividend yield (%)	0.0	0.0

A summary of the status of the stock options granted to non-employees as of November 30, 2013 and November 30, 2012 and changes for the years then ended is presented below:

	2013		2012
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	exercise
	options	Price	options	price
				$
Options outstanding at the beginning of the year	1,278,104	0.95	-	-
Changes during the year:
Granted - at market price	100,000	0.96	1,278,104	0.95
Expired	-	-	-	-
Options outstanding at end of the year	1,378,104	0.95	1,278,104	0.95
Options exercisable at end of the year	644,418	0.79	176,726	0.69

Costs incurred in respect of stock based compensation for consultants, for the year ended November 30, 2013 and November 30, 2012 was $316,312 and $242,055 respectively. As of November 30, 2013, there were $348,105 of unrecognized compensation costs related to non-vested non-employees, to be recorded over the next 3.26 years.

The following table presents summary information concerning the options granted to non employees outstanding as of November 30, 2013:

		Weighted
		average	Weighted
	Number of	remaining	average
Exercise	outstanding	contractual	Exercise	Aggregate
prices	options	Life	price	intrinsic value
$		Years		$
0.61	100,000	8.98	0.61	9,000
0.69	706,904	8.17	0.69	7,069
0.9	100,000	9.34	0.96	-
1.4	471,200	8.37	1.4	-
	1,378,104	8.38	0.95	16,069

The following table presents summary of information concerning the options exercisable as of November 30, 2013:

	Number of
Exercise	exercisable	Total
prices	options	Exercise price
$		$

0.61	20,000	12,200

0.69	530,178	365,822

1.4	94,240	131,936

	644,418	509,958